ACCOUNTS RECEIVABLE (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Subclassifications of assets, liabilities and equities [abstract]
Trade accounts receivable sold to buyer as security	$ 1,529	$ 1,443
Other accounts receivable	785	653
Allowance for doubtful accounts	(55)	(61)
Total accounts receivable	$ 2,259	$ 2,035	$ 1,944